Discontinued Operation (Details) - Schedule of Discontinued Operations - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 163
Restricted deposits		29
Prepaid expenses and other current assets		138
Right of use assets		53
Fixed assets		954
Trade payables		(132)
Other payables		(1,550)
Lease liabilities		(63)
Currency translation differences reserve		230
Research and development, net	$ 1,219	5,005	$ 17,242
Marketing	9	100	61
General and administrative	258	1,002	742
Impairment loss		1,210
Operating loss	1,486	7,317	18,045
Financial expenses	9	9	12
Net loss from discontinued operations	1,495	7,326	18,057
Loss from disposal of assets and liabilities	(408)
Other comprehensive income	230
Total loss attributed to the discontinued operation	1,317	7,326	18,057
Cash flow from discontinued operation
Net cash used in operating activities	(895)	(3,286)	(2,752)
Net cash used in investing activities	(8)	(1,991)	(8,109)
Effect of exchange differences on cash and cash equivalents	(33)	(37)	(38)
Net cash used in discontinued operation	$ (936)	$ (5,314)	$ (10,899)